Financial assets and liabilities - Maturity profile of the Business' borrowings (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Financial liabilities
Total borrowings	$ 3,784	$ 3,630
Deferred debt issue costs	(33)	(38)
Net borrowings	3,751	3,592
Within one year or on demand
Financial liabilities
Total borrowings	140	68
Between one and three years
Financial liabilities
Total borrowings	132	100
Between three and five years
Financial liabilities
Total borrowings	720	704
Greater than five years
Financial liabilities
Total borrowings	$ 2,792	$ 2,758